DEPOSITS - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits [line items]
Total	$ 19,220,849,572	$ 20,231,127,931
In Argentine pesos
Disclosure Of Deposits [line items]
Total	12,046,556,632	11,836,435,855
In Argentine pesos | Checking Accounts
Disclosure Of Deposits [line items]
Total	1,957,155,436	2,172,549,756
In Argentine pesos | Savings Accounts
Disclosure Of Deposits [line items]
Total	4,215,011,768	4,773,736,561
In Argentine pesos | Time Deposits
Disclosure Of Deposits [line items]
Total	5,500,686,837	4,462,196,700
In Argentine pesos | Time Deposits - Units of Purchasing Value
Disclosure Of Deposits [line items]
Total	66,774,484	96,354,512
In Argentine pesos | Others
Disclosure Of Deposits [line items]
Total	86,368,228	77,062,147
In Argentine pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Total	220,559,879	254,536,179
In Foreign Currency
Disclosure Of Deposits [line items]
Total	7,174,292,940	8,394,692,076
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Total	6,518,813,997	7,779,192,698
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Total	627,985,636	593,088,513
In Foreign Currency | Others
Disclosure Of Deposits [line items]
Total	26,141,655	21,247,207
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Total	$ 1,351,652	$ 1,163,658